Capital Risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources
This table shows our qualifying regulatory capital:

	2021	2020
	£m	£m
CET1 capital instruments and reserves:
– Capital instruments	7,060	7,060
– Retained earnings	6,754	6,030
– Accumulated other reserves and non-controlling interests	138	679
CET1 capital before regulatory adjustments	13,952	13,769
CET1 regulatory adjustments:
– Additional value adjustments	(25)	(21)
– Goodwill (net of tax)	(1,130)	(1,150)
– Other intangibles	(195)	(199)
– Fair value reserves related to gains or losses on cash flow hedges	(110)	(486)
– Negative amounts resulting from the calculation of regulatory expected loss amounts	(585)	(368)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	—	(6)
– Deferred tax assets that rely on future profitability excluding timing differences	(2)	(9)
– Defined benefit pension fund assets	(1,061)	(364)
– Dividend accrual	(17)	(18)
– IFRS 9 Transitional Adjustment	21	73
– Deductions for non-controlling interests	—	(162)
CET1 capital	10,848	11,059
AT1 capital instruments:
– Capital instruments	2,191	2,241
– Amount of qualifying items subject to phase out from AT1	163	324
– Regulatory deductions for instruments issued by subsidiary undertakings	(48)	(93)
AT1 capital	2,306	2,472
Tier 1 capital	13,154	13,531
Tier 2 capital instruments:
– Capital instruments	2,263	2,076
– Amount of qualifying items subject to phase out from Tier 2	35	352
– Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	(725)	(571)
Tier 2 capital	1,573	1,857
Total regulatory capital	14,727	15,388